Risks and Uncertainties	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

23. riskS AND UNCERTAINTIES

Credit risk

The Company’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances, contracts receivable and contract assets, and other receivables.

Bank balances

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which was held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately US$63,695) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025, cash balance of HK$20,396,353 (US$2,621,673) was maintained at financial institutions in Hong Kong and approximately HK$500,000 was insured by the Hong Kong Deposit Protection Board.

Contracts receivable and contract assets

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The Company’s contracts receivable and contract assets are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on customers and generally do not require collateral or other security from such customers. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Other receivables

The Company is also exposed to risk from other receivables. These assets are subject to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customers concentrations

For the year ended March 31, 2023, four customers accounted for 24.0%, 20.9%, 19.4% and 16.9% of total revenue . For the year ended March 31, 2024, two customers accounted for 69.3% and 10.4% of total revenue . For the year ended March 31, 2025, two customers accounted for 61.5% and 23.5% of total revenue. No other customer accounts for more than 10% of revenue for the years ended March 31, 2023, 2024 and 2025.

As of March 31, 2024, three customers accounted for 36.2%, 16.9% and 16.7% of the total balance of contracts receivable. As of March 31, 2025, two customers accounted for 64.5% and 12.3% of the total balance of contracts receivable. No other customer accounts for more than 10% of contracts receivable as of March 31, 2024 and 2025.

Contract assets concentrations

As of March 31, 2024, one customer accounted for 82.8% of the total balance of contract assets. As of March 31, 2025, two customers accounted for 51.6% and 44.9% of the total balance of contract assets. No other customer accounts for more than 10% of contract assets as of March 31, 2024 and 2025.

As of March 31, 2024, one customer accounted for 100% of retention receivable. As of March 31, 2025, one customer accounted for 100% of retention receivable. No other customer accounts for more than 10% of retention receivable as of March 31, 2024 and 2025.

Subcontractors concentrations

For the year ended March 31, 2023, two subcontractors accounted for 13.8% and 10.6% of total purchases. For the year ended March 31, 2024, one subcontractor accounted for 19.6% of total purchases. For the year ended March 31, 2025, one subcontractor accounted for 19.2% of total purchases. No other subcontractor accounts for more than 10% of purchases for the years ended March 31, 2023, 2024 and 2025.

As of March 31, 2024, two subcontractors accounted for 27.5% and 10.2% of the total balance of accounts payable. As of March 31, 2025, two subcontractors accounted for 19.8% and 13.7% of the total balance of accounts payable. No other subcontractor accounts for more than 10% of accounts payable as of March 31, 2024 and 2025.

Interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s bank loans and bank balances. The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

The Company is exposed to foreign currency risk primarily through sales that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily US$. As HK$ is currently pegged to US$, exposure to foreign exchange fluctuations is minimal.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including the servicing of financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Market and geographic risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.